Segment reporting - Geographical information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	€ 2,939.7	€ 2,606.6	€ 2,515.9
Non-current assets	591.1	598.8
Revenue	2,939.7	2,606.6	2,515.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	806.2	758.3	747.3
Non-current assets	140.1	139.6
Revenue	806.2	758.3	747.3
Italy
Disclosure of geographical areas [line items]
Revenue	408.5	417.9	426.3
Non-current assets	63.4	64.8
Revenue	408.5	417.9	426.3
Germany
Disclosure of geographical areas [line items]
Revenue	385.4	396.3	393.2
Non-current assets	139.0	140.0
Revenue	385.4	396.3	393.2
FRANCE
Disclosure of geographical areas [line items]
Revenue	192.4	188.6	203.8
Revenue	192.4	188.6	203.8
SWEDEN
Disclosure of geographical areas [line items]
Revenue	149.4	148.1	158.7
Non-current assets	22.1	29.8
Revenue	149.4	148.1	158.7
NORWAY
Disclosure of geographical areas [line items]
Revenue	126.6	121.7	115.6
Non-current assets	28.6	31.0
Revenue	126.6	121.7	115.6
CROATIA
Disclosure of geographical areas [line items]
Revenue	122.7	16.1	0.0
Non-current assets	41.8	38.5
Revenue	122.7	16.1	0.0
Austria
Disclosure of geographical areas [line items]
Revenue	122.0	129.3	127.9
Revenue	122.0	129.3	127.9
SERBIA
Disclosure of geographical areas [line items]
Revenue	108.2	13.6	0.0
Non-current assets	50.3	48.5
Revenue	108.2	13.6	0.0
SWITZERLAND
Disclosure of geographical areas [line items]
Revenue	80.1	74.4	0.0
Revenue	80.1	74.4	0.0
Spain
Disclosure of geographical areas [line items]
Revenue	78.6	75.1	82.6
Revenue	78.6	75.1	82.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	359.6	267.2	260.5
Non-current assets	70.4	72.3
Revenue	359.6	267.2	€ 260.5
IRELAND
Disclosure of geographical areas [line items]
Non-current assets	€ 35.4	€ 34.3